Income Taxes - Reconciliation of U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. Statutory Rate	34.00%	34.00%
Change in valuation allowance	9.90%	8.90%
State taxes (net of federal benefit)	3.80%	(33.60%)
Federal research and development credit	(60.80%)	(136.00%)
Incentive stock options	19.50%	83.60%
Unrecognized tax benefits	28.80%	34.00%
Preferred stock warrant revaluation	(22.40%)	34.40%
Other, net	2.90%	(1.00%)
Effective income tax rate	15.70%	24.30%